DEBT - 2017 Convertible, Term Loan Facility, and Margin Loan - Narrative (Details)			1 Months Ended	3 Months Ended				12 Months Ended
	Feb. 17, 2017 USD ($) shares $ / shares	Feb. 13, 2017 $ / shares	Aug. 31, 2019 USD ($)	Mar. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares shares	Sep. 30, 2018 $ / shares	Jun. 30, 2018 $ / shares	Dec. 31, 2019 USD ($) shares	Jul. 31, 2018 USD ($)	Mar. 03, 2017 USD ($) shares	Mar. 31, 2012
Secured Debt | Margin Loan Facility
Debt Instrument [Line Items]
Face amount								$ 100,000,000.0
Coupon rate											3.75%
Proceeds of new margin loan facility (up to)										$ 150,000,000
Maturity period of debt								3 years
Common units, pledged as collateral | shares					21,226,586			21,226,586		20,852,291
Facility remaining until maturity									$ 100,000,000
Convertible Debt | 2017 Convertible Bonds
Debt Instrument [Line Items]
Face amount	$ 402,500,000
Coupon rate	2.75%
Debt instrument conversion ratio	0.0265308			0.026993	0.02684	0.026638	0.026621
Debt instrument conversion price (in dollars per share) | $ / shares	$ 37.69			$ 37.05	$ 37.26	$ 37.54	$ 37.58
Debt instrument threshold percentage of stock price trigger	35.00%
Share price (in dollars per share) | $ / shares		$ 27.92
Derivative, cost of hedge	$ 31,200,000
Number of shares issued if converted | shares	10,678,647
Debt instrument capped call strike price (in usd per share) | $ / shares	$ 37.69
Cap price premium | $ / shares	$ 48.86
Capped price threshold		75.00%
Debt instrument all-in cost percent	4.30%
Proceeds from issuance of convertible bonds	$ 360,200,000
Convertible debt	320,300,000
Convertible, carrying amount of equity component	$ 39,900,000
Distribution (in dollars per share) | $ / shares				$ 0.150	$ 0.150	$ 0.150	$ 0.125
Credit Facility | Term Facility
Debt Instrument [Line Items]
Face amount			$ 150,000,000
Maturity period of debt			15 months
Credit Facility | Margin Loan Facility
Debt Instrument [Line Items]
Face amount			$ 110,000,000.0
LIBOR | Secured Debt | Margin Loan Facility
Debt Instrument [Line Items]
Basis spread on variable rate								3.95%
LIBOR | Credit Facility | Margin Loan Facility
Debt Instrument [Line Items]
Basis spread on variable rate			2.75%
Minimum | LIBOR | Credit Facility | Term Facility
Debt Instrument [Line Items]
Basis spread on variable rate			1.50%
Maximum | LIBOR | Credit Facility | Term Facility
Debt Instrument [Line Items]
Basis spread on variable rate			2.75%